Portfolio of Investments
Columbia Integrated Large Cap Value Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 7.1%
Entertainment 1.7%
Electronic Arts, Inc.	50,360	6,982,414
Interactive Media & Services 2.3%
Alphabet, Inc., Class C(a)	4,045	9,225,755
Media 3.1%
Charter Communications, Inc., Class A(a)	9,490	4,810,766
Comcast Corp., Class A	109,197	4,835,243
Fox Corp., Class A	78,586	2,790,589
Total		12,436,598
Total Communication Services		28,644,767
Consumer Discretionary 6.1%
Multiline Retail 1.2%
Target Corp.	30,501	4,937,502
Specialty Retail 3.2%
AutoZone, Inc.(a)	3,295	6,786,547
Lowe’s Companies, Inc.	30,658	5,987,507
Total		12,774,054
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings Ltd.(a)	51,926	2,530,873
Carter’s, Inc.	55,636	4,286,754
Total		6,817,627
Total Consumer Discretionary		24,529,183
Consumer Staples 6.4%
Food & Staples Retailing 2.1%
Walmart, Inc.	64,841	8,340,498
Food Products 2.0%
Hershey Co. (The)	38,141	8,074,831
Household Products 2.3%
Procter & Gamble Co. (The)	61,524	9,098,169
Total Consumer Staples		25,513,498
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.4%
Oil, Gas & Consumable Fuels 7.4%
APA Corp.	96,863	4,553,530
Diamondback Energy, Inc.	35,979	5,469,527
EOG Resources, Inc.	87,782	12,022,623
Exxon Mobil Corp.	81,983	7,870,368
Total		29,916,048
Total Energy		29,916,048
Financials 19.1%
Banks 10.0%
Bank of America Corp.	83,589	3,109,511
Citigroup, Inc.	75,676	4,041,855
KeyCorp	321,341	6,413,966
Regions Financial Corp.	306,930	6,780,084
U.S. Bancorp	118,358	6,281,259
Wells Fargo & Co.	229,269	10,493,642
Zions Bancorp	53,118	3,029,851
Total		40,150,168
Capital Markets 2.2%
Moody’s Corp.	10,490	3,163,469
Morgan Stanley	66,624	5,738,992
Total		8,902,461
Consumer Finance 2.4%
American Express Co.	34,825	5,879,157
Capital One Financial Corp.	27,635	3,533,411
Total		9,412,568
Insurance 4.5%
Allstate Corp. (The)	44,153	6,035,274
Chubb Ltd.	9,869	2,085,221
Everest Re Group Ltd.	21,475	6,066,687
Globe Life, Inc.	39,436	3,847,770
Total		18,034,952
Total Financials		76,500,149
Columbia Integrated Large Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Value Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.4%
Biotechnology 4.2%
Biogen, Inc.(a)	10,297	2,059,400
Exelixis, Inc.(a)	147,202	2,698,213
Neurocrine Biosciences, Inc.(a)	31,758	2,969,055
Vertex Pharmaceuticals, Inc.(a)	34,104	9,162,040
Total		16,888,708
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	101,590	7,725,919
Hologic, Inc.(a)	60,500	4,553,835
Total		12,279,754
Health Care Providers & Services 5.1%
Anthem, Inc.	18,544	9,450,208
CVS Health Corp.	58,976	5,705,928
DaVita, Inc.(a)	54,031	5,267,482
Total		20,423,618
Health Care Technology 0.8%
Cerner Corp.	35,084	3,327,717
Life Sciences Tools & Services 1.2%
Avantor, Inc.(a)	85,169	2,728,815
IQVIA Holdings, Inc.(a)	8,850	1,904,962
Total		4,633,777
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	29,719	2,242,299
Johnson & Johnson	56,519	10,146,856
Merck & Co., Inc.	127,564	11,739,715
Total		24,128,870
Total Health Care		81,682,444
Industrials 11.2%
Aerospace & Defense 1.3%
Northrop Grumman Corp.	11,436	5,351,705
Airlines 0.4%
Alaska Air Group, Inc.(a)	34,661	1,672,740
Building Products 0.8%
Owens Corning	35,243	3,368,526
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 3.0%
Clean Harbors, Inc.(a)	36,909	3,447,301
Waste Management, Inc.	54,248	8,598,850
Total		12,046,151
Construction & Engineering 0.6%
MasTec, Inc.(a)	27,411	2,291,285
Machinery 1.5%
Flowserve Corp.	102,339	3,223,679
Oshkosh Corp.	28,673	2,664,008
Total		5,887,687
Professional Services 1.4%
CACI International, Inc., Class A(a)	8,599	2,410,902
TransUnion	35,205	3,056,146
Total		5,467,048
Road & Rail 0.7%
Knight-Swift Transportation Holdings, Inc.	57,489	2,796,265
Trading Companies & Distributors 1.5%
United Rentals, Inc.(a)	10,241	3,053,661
W.W. Grainger, Inc.	6,183	3,011,554
Total		6,065,215
Total Industrials		44,946,622
Information Technology 8.7%
Communications Equipment 2.0%
F5, Inc.(a)	23,638	3,853,940
Motorola Solutions, Inc.	19,429	4,269,328
Total		8,123,268
Electronic Equipment, Instruments & Components 0.8%
Jabil, Inc.	52,304	3,217,742
IT Services 3.3%
Akamai Technologies, Inc.(a)	43,960	4,441,718
Fidelity National Information Services, Inc.	21,009	2,195,441
Fiserv, Inc.(a)	65,398	6,551,572
Total		13,188,731

2	Columbia Integrated Large Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Value Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.6%
Dropbox, Inc., Class A(a)	101,081	2,106,528
Microsoft Corp.	18,337	4,985,280
VMware, Inc., Class A	24,976	3,199,426
Total		10,291,234
Total Information Technology		34,820,975
Materials 2.4%
Chemicals 0.9%
Dow, Inc.	54,916	3,733,190
Containers & Packaging 1.5%
Sealed Air Corp.	95,117	5,914,375
Total Materials		9,647,565
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 5.3%
Brixmor Property Group, Inc.	208,085	5,073,112
Camden Property Trust	41,482	5,952,252
Gaming and Leisure Properties, Inc.	60,858	2,849,372
Public Storage	22,219	7,346,490
Total		21,221,226
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A(a)	33,074	2,739,850
Total Real Estate		23,961,076
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.0%
Electric Utilities 1.3%
PPL Corp.	164,732	4,971,612
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	260,343	5,737,960
Multi-Utilities 1.3%
Dominion Energy, Inc.	61,696	5,196,037
Total Utilities		15,905,609
Total Common Stocks (Cost $320,097,756)		396,067,936

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	4,626,318	4,624,467
Total Money Market Funds (Cost $4,624,467)		4,624,467
Total Investments in Securities (Cost: $324,722,223)		400,692,403
Other Assets & Liabilities, Net		245,354
Net Assets		400,937,757

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
BMO Government Money Market Fund, Premier Class†
	5,778,270	39,478,847	(45,257,117)	—	—	—	158	—
Columbia Short-Term Cash Fund, 0.852%
	—	193,938,280	(189,313,813)	—	4,624,467	(2,117)	7,202	4,626,318
Total	5,778,270			—	4,624,467	(2,117)	7,360

†	Issuer was not an affiliate at the end of period.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Integrated Large Cap Value Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT317_08_M01_(07/22)